UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  28-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

     /s/ David Ward     New York, NY/USA     February 08, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $137,210 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     1826    29340 SH       SOLE                    29340        0        0
AERCAP HOLDINGS NV             SHS              N00985106     1428   101106 SH       SOLE                   101106        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104     9471   329875 SH       SOLE                   329875        0        0
AMERICAN CAP LTD               COM              02503Y103     3160   418000 SH       SOLE                   418000        0        0
APOLLO COML REAL EST FIN INC   COM              03762U105     1246    76221 SH       SOLE                    76221        0        0
ASSURED GUARANTY LTD           COM              G0585R106     2726   154000 SH       SOLE                   154000        0        0
ATLAS ENERGY INC               COM              049298102     4353    99000 SH       SOLE                    99000        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     5543   273200 SH       SOLE                   273200        0        0
BANCORP INC DEL                COM              05969A105     1295   127323 SH       SOLE                   127323        0        0
BLACKROCK INC                  COM              09247X101     9910    52000 SH       SOLE                    52000        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     2478   113000 SH       SOLE                   113000        0        0
CITIGROUP INC                  COM              172967101     5564  1176255 SH       SOLE                  1176255        0        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109      995  1617120 SH       SOLE                  1617120        0        0
EAST WEST BANCORP INC          COM              27579R104     1473    75336 SH       SOLE                    75336        0        0
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106      734    15935 SH       SOLE                    15935        0        0
FLAGSTAR BANCORP INC           COM NEW          337930507     5245  3218000 SH       SOLE                  3218000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2102    12500 SH       SOLE                    12500        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2810   271197 SH       SOLE                   271197        0        0
HFF INC                        CL A             40418F108      483    50000 SH       SOLE                    50000        0        0
HILLTOP HOLDINGS INC           COM              432748101      397    40000 SH       SOLE                    40000        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     1585    66000 SH       SOLE                    66000        0        0
JPMORGAN CHASE & CO            COM              46625H100     4666   110000 SH       SOLE                   110000        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     5354   575708 SH       SOLE                   575708        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106     4616   334763 SH       SOLE                   334763        0        0
LABRANCHE & CO INC             COM              505447102     4003  1112000 SH       SOLE                  1112000        0        0
MB FINANCIAL INC NEW           COM              55264U108     1195    69000 SH       SOLE                    69000        0        0
MF GLOBAL HLDGS LTD            COM              55277J108     1679   200816 SH       SOLE                   200816        0        0
MFA FINANCIAL INC              COM              55272X102     1477   181000 SH       SOLE                   181000        0        0
OCWEN FINL CORP                COM NEW          675746309     7291   764235 SH       SOLE                   764235        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     4784   383000 SH       SOLE                   383000        0        0
PHH CORP                       COM NEW          693320202     2431   105000 SH       SOLE                   105000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     6740   111000 SH       SOLE                   111000        0        0
POPULAR INC                    COM              733174106     9911  3156400 SH       SOLE                  3156400        0        0
POTASH CORP SASK INC           COM              73755L107     2322    15000 SH       SOLE                    15000        0        0
REINSURANCE GROUP AMER INC     COM NEW          759351604     4595    85552 SH       SOLE                    85552        0        0
SCBT FINANCIAL CORP            COM              78401V102      286     8730 SH       SOLE                     8730        0        0
SYNOVUS FINL CORP              COM              87161C105      792   300000 SH       SOLE                   300000        0        0
THL CR INC                     COM              872438106     1236    94974 SH       SOLE                    94974        0        0
UMPQUA HLDGS CORP              COM              904214103     1592   130711 SH       SOLE                   130711        0        0
WASHINGTON BKG CO OAK HBR WA   COM              937303105      206    15000 SH       SOLE                    15000        0        0
WELLS FARGO & CO NEW           COM              949746101     4679   151000 SH       SOLE                   151000        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     2531   155073 SH       SOLE                   155073        0        0